Stockholders’ Deficit (Details Narrative) - USD ($)								3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 24, 2020	Feb. 13, 2020	Jan. 09, 2020	Sep. 03, 2019	Nov. 07, 2018	Oct. 02, 2018	Aug. 08, 2018	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Aug. 07, 2018	Jun. 27, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares Authorized							250,000,000		250,000,000		250,000,000	250,000,000	750,000,000
Common Stock, Par or Stated Value Per Share									$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized							50,000,000		50,000,000		50,000,000	0
Preferred Stock, Par or Stated Value Per Share							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Issued									23,838,416		22,809,666	22,688,416
Common Stock, Shares, Outstanding									23,838,416		22,809,666	22,688,416
Stock Issued During Period, Shares, Issued for Services	150,000
Stock Issued During Period, Value, Issued for Services	$ 162,000							$ 162,000				$ 50,000
Shares Issued, Price Per Share	$ 1.08
Proceeds from Issuance of Common Stock									$ 828,750	$ 100,000	$ 121,250	30,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									2,893,842
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price							$ 3.00		$ 1.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term							10 years		9 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price							$ 3.00
Fair value of common stock per share							$ 4.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							7 years		6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							40.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							2.80%
Share-based Payment Arrangement, Noncash Expense							$ 1,100,350		$ 326,217			$ 1,150,350
One Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Issued for Services					7,500
Stock Issued During Period, Value, Issued for Services					$ 30,000
Shares Issued, Price Per Share					$ 4.00
Private Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Issued for Services				100,000
Shares Issued, Price Per Share				$ 1.00
Sale of Stock, Number of Shares Issued in Transaction		11,250	10,000
Proceeds from Issuance of Common Stock		$ 11,250	$ 10,000
Mr Bennett And J Yankowitz [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							500,000
Contribution Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Issued														22,668,416
Equity Method Investment, Ownership Percentage														100.00%
Common Stock, Shares, Outstanding														22,668,416
Contribution Agreement [Member] | B4MC Gold Mines Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share														$ 0.001
Common Stock, Shares, Issued														17,001,312
Equity Method Investment, Ownership Percentage														100.00%
Corporate Advisory Agreement [Member] | Consultant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Issued for Services						12,500
Stock Issued During Period, Value, Issued for Services						$ 50,000
Shares Issued, Price Per Share						$ 4.00
Two Thousand Eighteen Stock Incentive Plan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance							2,000,000